Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

For further information about our compensation philosophy and the pay-for-performance nature of our executive compensation program, please see “Executive Compensation — Compensation Discussion and Analysis” beginning on page 40.

			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:			ADJUSTED CONSOLIDATED OPERATING INCOME (IN MILLIONS) ($)(8)
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)			FEDEX TSR ($)(5)	DOW JONES TRANSPORTATION AVERAGE TSR ($)(6)	NET INCOME (IN MILLIONS) ($)(7)
2023	13,249,823	11,262,954	6,296,043	4,610,262	174.03	159.13	3,972	4,948
2022	10,596,150	(12,992,547)	4,131,008	1,813,524	176.23	163.49	3,826	6,733
2021	14,325,537	94,071,332	5,783,014	17,501,378	244.15	177.82	5,231	5,587

Company Selected Measure Name	adjusted consolidated operating income
Named Executive Officers, Footnote [Text Block]
(1)	Reflects total compensation amounts reported in the Summary Compensation Table on page 62 for Mr. Subramaniam for fiscal 2023 and Mr. Smith for fiscal 2022 and 2021.

Peer Group Issuers, Footnote [Text Block]
(6)	For the relevant fiscal year, represents the cumulative TSR of the Dow Jones Transportation Average (“Peer Group TSR”) for the measurement periods ending May 31, 2023, 2022, and 2021, respectively.

PEO Total Compensation Amount	$ 13,249,823	$ 10,596,150	$ 14,325,537
PEO Actually Paid Compensation Amount	$ 11,262,954	(12,992,547)	94,071,332
Adjustment To PEO Compensation, Footnote [Text Block]

YEAR	2021	2022	2023
CEO	F.W. Smith	F.W. Smith	R. Subramaniam
SCT Total Compensation ($)	14,325,537	10,596,150	13,249,823
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(8,784,094)	(7,160,341)	(5,964,153)
Plus: Year End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	55,550,840	10,728,639	9,289,396
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	32,335,923	(24,237,863)	(5,265,924)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	532,670	(2,970,262)	57,522
Less: Fair Value of Stock and Option Awards that failed to meet Vesting Conditions in the Covered Year ($)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	(209,016)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	110,456	51,129	105,306
Compensation Actually Paid ($)	94,071,332	(12,992,547)	11,262,954

Non-PEO NEO Average Total Compensation Amount	$ 6,296,043	4,131,008	5,783,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,610,262	1,813,524	17,501,378
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

YEAR	2021 AVERAGE	2022 AVERAGE	2023 AVERAGE
Non-CEO NEOs(3)
SCT Total Compensation ($)	5,783,014	4,131,008	6,296,043
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,457,868)	(2,061,624)	(1,670,867)
Plus: Year End Fair Value for Stock and Option Awards Granted in the Covered Year ($)	10,553,946	4,493,642	3,070,602
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,534,655	(4,285,180)	(3,061,483)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	250,602	(443,261)	(41,822)
Fair Value as of Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year ($)	390,549	—	—
Fair Value of Stock and Option Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	(539,799)	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(66,903)	(94,867)	(34,030)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	73,182	73,806	51,819
Compensation Actually Paid ($)	17,501,378	1,813,524	4,610,262

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. FedEx TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. Adjusted Consolidated Operating Income
Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group. The graph below shows the cumulative TSR over the three-year period for FedEx and the Dow Jones Transportation Index.

FedEx and Peer Group TSR

Tabular List [Table Text Block]

Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we used to link compensation actually paid to our named executive officers, for fiscal 2023, to company performance.

Adjusted consolidated operating income;
Adjusted EPS;
CapEx/Revenue; and
Relative TSR.

Total Shareholder Return Amount	$ 174.03	176.23	244.15
Peer Group Total Shareholder Return Amount	159.13	163.49	177.82
Net Income (Loss) Attributable to Parent	$ 3,972,000,000	$ 3,826,000,000	$ 5,231,000,000
Company Selected Measure Amount	4,948,000,000	6,733,000,000	5,587,000,000
PEO Name	Mr. Subramaniam	Mr. Smith	Mr. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted consolidated operating income
Non-GAAP Measure Description [Text Block]
(8)	Company-selected measure is adjusted consolidated operating income, as used in our AIC plans. See “Executive Compensation — Compensation Discussion and Analysis — Compensation Elements” for a discussion of how adjusted consolidated operating income is used in our executive compensation program. See Appendix C for a reconciliation of adjusted consolidated operating income to the most directly comparable GAAP measure for fiscal 2023 and 2022. GAAP consolidated operating income was the performance measure for the fiscal 2021 AIC plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	CapEx/Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
P E O Less Stock And Option Award Values Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,964,153)	$ (7,160,341)	$ (8,784,094)
P E O Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,289,396	10,728,639	55,550,840
P E O Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,265,924)	(24,237,863)	32,335,923
P E O Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,522	(2,970,262)	532,670
P E O Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,016)	0	0
P E O Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,306	51,129	110,456
Non P E O Less Stock And Option Award Values Reported In S C T For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,670,867)	(2,061,624)	(2,457,868)
Non P E O Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,070,602	4,493,642	10,553,946
Non P E O Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,061,483)	(4,285,180)	3,534,655
Non P E O Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,822)	(443,261)	250,602
Non P E O Fair Value As Of Vesting Date Of Stock And Option Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	390,549
Non P E O Fair Value Of Stock And Option Awards Cancelled In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(539,799)
Non P E O Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,030)	(94,867)	(66,903)
Non P E O Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,819	$ 73,806	$ 73,182